--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.                                        600 FIFTH AVENUE
                                                            NEW YORK, N.Y. 10020
                                                            (212) 830-5220

================================================================================



Dear Shareholder:

The U. S. economy and financial markets continue to make the Eveready Bunny look like an also-ran. Had a reasonably informed investor been told at the beginning of 1998 that Japan and the Pacific Rim would experience such severe recessionary conditions, that Russia would default on its debt, that Brazil would teeter on the edge of a debt crisis, and that the U. S president would be impeached, the expectation would certainly have been one of a precipitous collapse in corporate debt, high yield, and equity security prices. Instead, bolstered by an enduring ("it keeps going and going") and strong U. S. economy with modest inflation, a timely yet deliberate Federal Reserve easing policy, and International Monetary Fund intervention, all of these asset classes performed positively for the year. In the case of equities, performance was exceedingly strong.

The U.S bond market, as represented by the Lehman Aggregate Index, returned 8.39% since December 22, 1997, the inception date of the Back Bay Total Return Bond Fund, through November 30, 1998. The primary driver of these returns was the liquidity crisis which emanated from the Russian government default that caused a subsequent liquidity panic in the leverage fund, Wall St. and commercial banking community in the U. S. This was followed by a series of Federal Reserve monetary easings totaling 75 basis points, including an unexpected 25 basis points reduction in October to protect the U. S. and world economies from financial collapse. As a consequence, ten and thirty year Treasury rates fell by over one percent during the fall. For the same period, the Class A shares of the Back Bay Total Return Bond Fund outperformed this Lehman benchmark by 103 basis points, returning 9.42%. Major contributors to this outperformance were the year and a half longer portfolio duration than that of the index, significant over weighting in such defensive sectors of the corporate market as electric utilities, cable/media, and telephones, and strong security selection of financially improving BB rated corporate and sovereign issuers.

The portfolio remains overweighted in the corporate, Canadian government, and sovereign sectors as we enter 1999. Long U. S. government interest rates will probably remain range-bound between 4.75% and 5.25% during the first part of the year as investors assess the prospects for continued domestic economic growth. While inflation remains benign, there are discomforting signs of a wind shift in the trading levels of the U. S. dollar, in increasing budget spending initiatives out of Washington, in rising health and benefit costs in corporate America, and in the possibility that monetary easing is over. As long as the U.
S. economy experiences positive real growth however, corporate spread product should continue to produce superior returns. We remain vigilant to any change in our positive outlook for the domestic economy, which would cause us to reduce
portfolio   overweighting   to  the  corporate   sector.

Sincerely,


\s\Edgar M. Reed


Edgar M. Reed
Executive Vice President and Chief Investment Officer
Back Bay Advisors, L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOVEMBER 30, 1998
================================================================================

                                      Comparison of change in value of $10,000 investment in the
                                            Back Bay Funds, Inc. and Lehman Aggregate Index

                                            Back Bay Funds, Inc. - Total Return Bond Fund
                                                      Performance Comparison Chart

The chart below represents the omitted graph.
               Lehman Aggregate Index   Back Bay Fund - Class A  Back Bay Fund - Class B & C
12/22/97       10,000                   10,000                   10,000
12/31/97       10,003                   10,016                   10,015
01/31/98       10,131                   10,179                   10,175
02/28/98       10,124                   10,200                   10,194
03/31/98       10,159                   10,244                   10,236
04/30/98       10,212                   10,308                   10,296
05/31/98       10,308                   10,422                   10,407
06/30/98       10,396                   10,537                   10,519
07/31/98       10,418                   10,514                   10,493
08/31/98       10,588                   10,432                   10,408
09/30/98       10,835                   10,757                   10,730
10/31/98       10,778                   10,689                   10,659
11/30/98       10,839                   10,942                   10,909
                                Past performance is not predictive of future performance
                    --------------------------------------------------------------------------------
                                   Total Return (Unannualized) since inception 12/22/97:
                    --------------------------------------------------------------------------------
                                          Lehman Aggregate Index             8.39%
                                          Back Bay Funds, Inc. - Class A     9.42%
                                          Back Bay Funds, Inc. - Class B     9.09%
                                          Back Bay Funds, Inc. - Class C     9.09%
                    --------------------------------------------------------------------------------




-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1998

================================================================================

                                                                                             Face             Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Foreign Non-Convertible Corporate Bonds (16.92%)
------------------------------------------------------------------------------------------------------------------------------------
 Finance & Banking (3.96%)
 Merita Bank, 7.500%, due 12/29/49                                                          1,000,000      $ 1,004,900
 Merita Bank, 7.150%, due 12/29/49                                                            300,000          295,125
 Toyota Motor Credit Corporation, 5.625%, due 11/13/03                                        325,000          328,656
                                                                                                           -----------
                                                                                                             1,628,681
                                                                                                           -----------
 Forest Products (2.36%)
 Abitibi Consolidated, 6.950%, due 04/01/08                                                 1,000,000          967,500
                                                                                                           -----------

 Government (9.03%)
 Canada Government Residual Strip, 0.000%, due 03/15/21                                       500,000 CAD       98,355
 Government of Canada, 8.000%, due 06/01/23                                                 1,300,000 CAD    1,152,672
 Government of Canada, 5.250%, due 11/05/08                                                   550,000          550,688
 Province of Ontario Residual Strip, 0.000%, due 09/08/23                                   1,000,000 CAD      157,239
 Republic of Argentina - Global Notes, 11.000%, due 12/04/05                                  500,000          523,125
 Republic of Columbia, 7.625%, due 02/15/07                                                   800,000          664,000
 Republic of Panama, 8.875%, due 09/30/27                                                     600,000          567,000
                                                                                                           -----------
                                                                                                             3,713,079
                                                                                                           -----------
 Oil & Gas Production (1.57%)
 Gulf Canada, 8.375%, due 11/15/05                                                            350,000          360,500
 Petro Mexicano (Pemex), 8.850%, due 09/15/07                                                 300,000          283,500
                                                                                                           -----------
                                                                                                               644,000
                                                                                                           -----------
 Total Foreign Non-Convertible Corporate Bonds (Cost $7,051,793)                                             6,953,260
                                                                                                           -----------
Domestic Non-Convertible Corporate Bonds (53.21%)
------------------------------------------------------------------------------------------------------------------------------------
 Banking (3.95%)
 Bankers Trust Preferred Capital Trust II, 7.875%, due 02/25/27                             1,000,000        1,066,250
 State Street Institutional Trust, 7.940%, due 12/30/26                                       500,000          559,375
                                                                                                           -----------
                                                                                                             1,625,625
                                                                                                           -----------
 Cable/Media (3.45%)
 Cablevision Systems Corporation, 7.875%, due 12/15/07                                        800,000          847,000
 Cablevision Systems Corporation, 7.875%, due 02/15/18                                        200,000          202,000
 Comcast Cable Communications, 8.500%, due 05/01/27                                           300,000          370,125
                                                                                                           -----------
                                                                                                             1,419,125
                                                                                                           -----------
 Electric Utilities (13.18%)
 Arizona Public Service (PVNGS II), 8.000%, due 12/30/15                                      600,000          687,000
 Calenergy Co Inc., 7.630%, due 10/15/07                                                      300,000          315,750
 Calenergy Co Inc., 7.520%, due 09/15/08                                                      300,000          313,500
 Cleveland Electric (Beaver Valley), 9.000%, due 06/01/17                                     750,000          853,125

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998
================================================================================

                                                                                             Face             Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Domestic Non-Convertible Corporate Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 Electric Utilities (Continued)
 GTE North, 5.650%, due 11/15/08                                                            1,000,000      $ 1,008,750
 Niagara Mohawk Power, 7.250%, due 10/01/02                                                   500,000          511,875
 Niagara Mohawk Power, 7.375%, due 08/01/03                                                   500,000          524,375
 Niagara Mohawk Power, 7.625%, due 10/01/05                                                   250,000          261,250
 Public Service, New Mexico, 7.100%, due 08/01/05                                             150,000          154,125
 Texas Utility Electric Capital Trust Prefund, 8.175%, due 01/30/37                           300,000          330,750
 United Utilities, 6.250%, due 08/15/05                                                       450,000          455,063
                                                                                                           -----------
                                                                                                             5,415,563
                                                                                                           -----------
 Finance (1.36%)
 Associates Corporation, 5.750%, due 11/01/03                                                 550,000          558,937
                                                                                                           -----------

 Industrial (12.35%)
 American Standard, 7.375%, due 04/15/05                                                      345,000          349,312
 Aramark, 7.000%, due 07/15/06                                                                940,000          949,400
 Ford Holdings, Inc., 9.300%, due 03/01/30                                                    900,000        1,255,500
 Great Atlantic & Pacific Tea Company, 7.750, due 04/15/07                                    650,000          646,750
 Norfolk Southern Corporation, 7.050%, due 05/01/37                                           800,000          861,000
 Safeway, Inc., 6.050%, due 11/15/03                                                          225,000          225,844
 U.S. Filter Corporation, 6.500%, due 05/15/03                                                800,000          788,000
                                                                                                           -----------
                                                                                                             5,075,806
                                                                                                           -----------
 Investment Bank/Brokerage (0.85%)
 Lehman Brothers Holding, 6.125%, due 07/15/03                                                350,000          349,125
                                                                                                           -----------

 Manufacturing (Containers) (1.83%)
 Owens Illinois, 7.800%, due 05/15/18                                                         750,000          751,875
                                                                                                           -----------

 Media/Entertainment (6.25%)
 News America, 8.000%, due 10/17/16                                                         1,150,000        1,289,438
 Time Warner, 9.125%, due 01/15/13                                                          1,000,000        1,280,000
                                                                                                           -----------
                                                                                                             2,569,438
                                                                                                           -----------
 Telephone (9.99%)
 AT&T Corporation, 8.625%, due 12/01/31                                                       300,000          336,375
 Comcast Cellular Holdings, 9.500%, due 05/01/07                                            1,000,000        1,077,500
 LCI International, 7.250%, due 06/15/07                                                      100,000          101,625
 New England Telephone (MOPPRS), 6.300%, due 12/16/02                                       1,000,000        1,032,500
 MCI Communications Corporation, 7.125%, due 06/15/27                                       1,400,000        1,557,500
                                                                                                           -----------
                                                                                                             4,105,500
                                                                                                           -----------
 Total Domestic Non-Convertible Corporate Bonds (Cost $21,291,665)                                         $21,870,994
                                                                                                           -----------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                             Face             Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
U.S. Government Agencies (13.71%)
------------------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Association, 5.750%, 04/15/03                                    1,000,000      $ 1,031,040
 Federal National Mortgage Association, 6.000%, 05/15/08                                    1,000,000        1,053,020
 Government National Mortgage Association, 8.000%, 09/15/26                                   833,249          867,621
 Government National Mortgage Association, 7.500%, 12/15/27                                   784,007          810,711
 Government National Mortgage Association, 7.000%, 05/15/28                                   744,624          763,002
 Government National Mortgage Association, 7.000%, 06/15/28                                   491,795          503,933
 Government National Mortgage Association, 6.500%, 10/15/28                                   600,000          606,558
                                                                                                           -----------
 Total U.S. Government Agencies (Cost $5,609,422)                                                            5,635,885
                                                                                                           -----------

U.S. Government Obligations (9.06%)
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Note, 5.500%, 03/31/00                                                       2,000,000        2,022,560
 U.S. Treasury Note, 6.625%, 07/31/01                                                       1,000,000        1,049,920
 U.S. Treasury Note, 4.750%, 11/15/08                                                         650,000          651,008
                                                                                                           -----------
 Total U.S. Government Obligations (Cost $3,725,584)                                                         3,723,488
                                                                                                           -----------
Short-Term Investments (5.50%)
Commercial Paper (5.50%)
------------------------------------------------------------------------------------------------------------------------------------
 American Express Corporation, 5.000%, 12/01/98                                               303,000          303,000
 House Hold Finance Corporation, 5.300%, 12/01/98                                           1,958,000        1,958,000
                                                                                                           -----------
 Total Short Term Investments (Cost $ 2,261,000)                                                             2,261,000
                                                                                                           -----------
 Total Investments (98.40%) (Cost $39,939,464+)                                                             40,444,627
 Cash and Other Assets, Net of Liabilities (1.60%)                                                             658,414
                                                                                                           -----------
 Net Assets (100.00%)                                                                                      $41,103,041
                                                                                                           ===========

 +   Aggregate cost for federal income tax purposes is identical.
     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $677,767 and $ 172,604 respectively.

 *   Securities denominated in U.S. dollars unless otherwise indicated.

 CURRENCY ABBREVIATIONS:
          CAD-Canada





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998

================================================================================

ASSETS

 Investments in securities at value (Cost $39,939,464).................................   $    40,444,627
 Cash..................................................................................               935
 Receivables:
     Securities sold...................................................................         1,899,203
     Dividends and interest............................................................           593,617
 Due from Manager......................................................................            41,688
 Deferred organization expenses........................................................            37,613
                                                                                          ---------------
           Total assets................................................................        43,017,683
                                                                                          ---------------

 LIABILITIES

 Payables:
     Securities purchased..............................................................         1,783,295
     Capital shares redeemed...........................................................            37,500
     Dividends.........................................................................            47,426
 Accrued expenses and other liabilities................................................            46,421
                                                                                          ---------------
           Total liabilities...........................................................         1,914,642
                                                                                          ---------------
 Net Assets............................................................................   $    41,103,041
                                                                                          ===============
 Net asset value, offering and redemption price per share:
 Class A shares, 3,983,219 shares outstanding..........................................   $         10.32
                                                                                          ===============
 Class B shares,       104 shares outstanding..........................................   $         10.32
                                                                                          ===============
 Class C shares,       104 shares outstanding..........................................   $         10.32
                                                                                          ===============











--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS
DECEMBER 22, 1997 (COMMENCEMENT OF SALES) TO NOVEMBER 30, 1998

================================================================================

INVESTMENT INCOME
 Income:
     Interest..........................................................................  $      1,781,376
                                                                                          ---------------
 Expenses: (Note 2)
     Investment management fee.........................................................            94,245
     Administration fee................................................................            90,581
     Shareholder servicing fee (Class B)...............................................                 2
     Shareholder servicing fee (Class C)...............................................                 2
     Custodian expenses................................................................             9,507
     Shareholder servicing and related shareholder expenses............................            30,555
     Legal, compliance and filing fees.................................................           103,124
     Audit and accounting..............................................................            17,000
     Directors' fees...................................................................             6,012
     Amortization of organization costs................................................             8,739
     Miscellaneous.....................................................................             1,520
                                                                                          ---------------
        Total expenses.................................................................           361,287
           Less:
               Expenses paid indirectly................................................  (          3,881)
               Fees waived and expenses reimbursed.....................................  (        250,089)
                                                                                          ---------------
        Net expenses...................................................................           107,317
                                                                                          ---------------
 Net investment income.................................................................         1,674,059
                                                                                          ---------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments...............................................           649,056
                                                                                          ---------------
 Net unrealized appreciation (depreciation) on:
     Investments.......................................................................           505,163
     Translation of assets and liabilities denominated in foreign currencies...........  (            387)
                                                                                          ---------------
 Net unrealized appreciation (depreciation)............................................           504,776
                                                                                          ---------------
     Net realized and unrealized gain..................................................         1,153,832
                                                                                          ---------------
 Net Increase in net assets resulting from operations..................................  $      2,827,891
                                                                                          ===============



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

================================================================================




                                                                                           December 22, 1997
                                                                                        (Commencement of Sales)
                                                                                          to November 30, 1998
                                                                                          --------------------

INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income...............................................................   $       1,674,059
     Net realized gain...................................................................             649,056
     Net unrealized appreciation ........................................................             504,776
                                                                                            -----------------
     Increase in net assets from operations..............................................           2,827,891

 Dividends to shareholders from:
     Net investment income:
        Class A..........................................................................   (       1,673,943)
        Class B..........................................................................   (              58)
        Class C..........................................................................   (              58)

 Capital share transactions (Note 3)
        Class A..........................................................................          39,847,135
        Class B..........................................................................                  37
        Class C..........................................................................                  37
                                                                                            -----------------
     Total increase (decrease)...........................................................          41,001,041
 Net assets:
     Beginning of period.................................................................             102,000
                                                                                            -----------------
     End of period.......................................................................   $      41,103,041
                                                                                            =================








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

Back Bay Funds, Inc. (the "Fund") is an open-end, diversified management investment company currently comprised of the Total Return Bond Fund (the "Portfolio"). The Portfolio's investment objective is to seek to maximize total return by investing primarily in higher quality, fixed and floating-rate debt instruments. The generation of income is a secondary objective. The Portfolio has three classes of stock authorized, Class A, Class B and Class C. The Class A shares of the Portfolio are available to corporate, institutional and individual investors ("Institutional Investors") and either are sold directly to Institutional Investors or are sold through financial intermediaries that do not receive compensation from the Manager or Distributor. The Class B shares of the Portfolio are subject to a service fee pursuant to the Portfolio's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Class B shareholders for which they receive compensation from the Manager or the Distributor. The Class C shares of the Portfolio are available to qualified retirement plan clients of life insurance companies ("Insurance Company Investors") and, as are the Class B shares, the Class C shares are subject to a service fee pursuant to the Portfolio's 12b-1 Plan and either are sold directly to Insurance Company Investors or are sold through financial intermediaries who provide servicing to Class C shareholders for which they receive compensation from the Manager or Distributor. Unlike the Class B and Class C shares, the Class A shares are not subject to a service fee. In all other respects, the Class A, Class B and Class C shares represent the same interest in the income and assets of the Portfolio. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). All other securities for which market prices are not readily available are priced on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The valuations provided by such pricing service will be based upon fair market value determined most likely on the basis of the factors listed above. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by the Board of Directors.

     b) Foreign Currency Translation -

     Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Portfolio purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

     The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

     Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates of foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
1. Summary of Accounting Policies. (Continued)

     c) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d) Dividends and Distributions -

     Dividends from investment income are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     e)  Organization Costs -

     Organization expense are being deferred and amortized on a staight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

     f) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     g) General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. Discounts and premiums on securities purchased are amortized using the effective interest method over their respective lives. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine in a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Portfolio pays an investment management fee to Back Bay Advisors, L.P. (the "Manager") equal to .35% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Agreement, the Portfolio pays to Reich & Tang Asset Management L.P. (the "Administrator") an annual fee equal to .15% of the Portfolio's average net assets up to $100 million, .125% of the next $150 million of such assets, .10% of the next $250 million of such assets and .075% of such assets over $500 million, with a minimum monthly fee of $8,000.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Portfolio and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement (with respect to the Class B and Class C shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Portfolio with respect only to Class B and Class C shares, a service fee equal to .25% per annum of the average daily net assets.

--------------------------------------------------------------------------------

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================================================================================

2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

The Manager and the Administrator at their discretion may voluntarily waive all or a portion of the Management Fees and Administration Fees and to voluntarily reimburse the Portfolio's other operating expenses to the extent necessary to maintain the Total Portfolio Operating Expenses at not more than .40%, .65% and
 .80% of the Portfolio's average net assets with respect to the Class A, B and C shares, respectively.

During the year ended November 30, 1998, the Manager and the Distributor voluntarily waived investment management fees and Shareholder servicing fees of $94,245 and $4, respectively, and reimbursed other operating expenses of $155,840.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Custodian expenses" are expense offsets of $3,881. Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $23,589 paid to Reich & Tang Services, L.P. an affiliate of the Administrator as servicing agent for the Fund.

3. Capital Stock.

At November 30, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $39,949,209. Transactions in capital stock were as follows:

                                                                 December 22, 1997
                                                            (Commencement of Sales) to
                                                                 November 30, 1998
                                                    ----------------------------------------
                                                         Shares                    Amount
                                                         ------                    ------
    Class A
    -------
    Sold.........................................        4,723,139           $    47,413,044
    Issued on reinvestment of dividends..........          137,847                 1,398,689
    Redeemed.....................................   (      887,767)          (     8,964,598)
                                                     -------------            --------------
    Net increase (decrease)......................        3,973,219           $    39,847,135
                                                     =============            ==============
    Class B
    -------
    Sold.........................................          --                       --
    Issued on reinvestment of dividends..........                4                        37
    Redeemed.....................................          --                       --
                                                     -------------            --------------
    Net increase (decrease)......................                4                        37
                                                     =============            ==============
    Class C
    -------
    Sold.........................................          --                       --
    Issued on reinvestment of dividends..........                4                        37
    Redeemed.....................................          --                       --
                                                     -------------            --------------
    Net increase (decrease)......................                4                        37
                                                     =============            ==============

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

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

4. Investment Transactions.

Purchases and sales of investment securities, other than short-term investments, totaled $93,859,492 and $56,361,064, respectively. Accumulated undistributed net realized gains on November 30, 1998 amounted $649,056.

5. Dividend Declaration.

On October 16, 1998, the Board of Directors declared a distribution from net short-term capital gain of $0.163 per share payable on December 18, 1998 to shareholders of record December 17, 1998.

6. Financial Highlights.

                                                                               December 22, 1997
                                                                          (Commencement of Sales) to
                                                                              November 30, 1998
                                                     --------------------------------------------------------------

                                                      CLASS A                     CLASS B                  CLASS C
                                                     ---------                   ---------                ---------
Per Share Operating Performance
(for a share outstanding throughout the period)
 Net asset value, beginning of period...........     $  10.00                    $  10.00                 $  10.00
                                                     ---------                   ---------                ---------
 Income from investment operations:
    Net investment income.......................         0.59                        0.56                     0.56
 Net realized and unrealized
     gains (losses) on investments..............         0.32                        0.32                     0.32
                                                     ---------                   ---------                ---------
 Total from investment operations...............         0.91                        0.88                     0.88
                                                     ---------                   ---------                ---------
 Less distributions:
    Dividends from net investment income........     (   0.59 )                  (   0.56 )               (   0.56 )
    Distributions from net realized gains.......         --                          --                       --
                                                     ---------                   ---------                ---------
 Total distributions............................     (   0.59 )                  (   0.56 )               (   0.56 )
                                                     ---------                   ---------                ---------
 Net asset value, end of period.................     $  10.32                    $  10.32                 $  10.32
                                                     =========                   =========                =========
 Total Return (not annualized)                           9.42%                       9.09%                    9.09%
 Ratios/Supplemental Data
 Net assets, end of period (000)................     $  41,101                   $      1                 $      1
 Ratios to average net assets:
    Expenses (net of fees waived and reimbursed)+        0.41%*                      0.66%*                   0.66%*
    Net investment income.......................         6.22%*                      5.91%*                   5.91%*
    Management and shareholder servicing fees waived     0.35%*                      0.60%*                   0.60%*
    Expenses reimbursed.........................         0.58%*                      0.58%*                   0.58%*
    Expense offsets.............................         0.01%*                      0.01%*                   0.01%*
 Portfolio turnover rate........................       220.55%                     220.55%                  220.55%
    * Annualized
    + Includes expense offsets.

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

--------------------------------------------------------------------------------


BACK BAY FUNDS, INC.- TOTAL RETURN BOND FUND
INDEPENDENT AUDITOR'S REPORT


================================================================================



The Board of Directors and Shareholders
Back Bay Funds, Inc. - Total Return Bond Fund



We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Total Return Bond Fund series of Back Bay Funds, Inc. as of November 30, 1998, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 22, 1997 (Commencement of sales) to November 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Total Return Bond Fund series of Back Bay Funds, Inc. as of November 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles.



                                        \s\McGladrey & Pullen, LLP





 New York, New York
 December 28, 1998




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


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------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------





















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


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                                         BACK BAY
                                        FUNDS, INC.


                                   TOTAL RETURN BOND FUND






                                     November 30, 1998
                                       Annual Report









                                      [GRAPHIC OMITTED]
                                   Back Bay Advisors, L.P.
                                   -----------------------





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